Share-based payment plans - Activity of Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Beginning balance (in shares) | shares	920,000	2,272,000	2,758,000
Granted (in shares) | shares	0	0	0
Exercised (in shares) | shares	(895,000)	(1,352,000)	(484,000)
Forfeited, expired or cancelled (in shares) | shares	(1,000)	0	(2,000)
Ending balance (in shares) | shares	24,000	920,000	2,272,000
Options exercisable (in shares) | shares	24,000	920,000	2,272,000
Beginning balance (in USD per share) | $ / shares	$ 37.42	$ 35.30	$ 34.19
Granted (in USD per share) | $ / shares	0	0	0
Exercised (in USD per share) | $ / shares	37.39	33.86	29.00
Forfeited, expired or cancelled (in USD per share) | $ / shares	0	0	23.21
Ending balance (in USD per share) | $ / shares	39.00	37.42	35.30
Options exercisable (in USD per share) | $ / shares	$ 39.00	$ 37.42	$ 35.30